SCHEDULE OF WARRANTS LIABILITY (Details) - ALTANINE, INC. [Member] - Segment	Dec. 31, 2024	Dec. 31, 2023
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Derivative Liability, Measurement Input	5.00
Measurement Input, Exercise Price [Member]
Business Combination [Line Items]
Derivative Liability, Measurement Input	0.40
Measurement Input, Option Volatility [Member]
Business Combination [Line Items]
Derivative Liability, Measurement Input	0.2867
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Derivative Liability, Measurement Input	0	(0)
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Derivative Liability, Measurement Input	0.0437
Measurement Input Expected Forfeitures [Member]
Business Combination [Line Items]
Derivative Liability, Measurement Input	0	(0)